Goodwill and other intangibles (Tables) - Rubicon [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of Intangible Assets and Goodwill

	December 31, 2020
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(719)	$9
Customer and hauler relationships	2 to 8	20,976	(7,023)	13,953
Non-competition agreements	3 to 4	550	(349)	201
Technology	3	1,197	(997)	200
		23,451	(9,088)	14,363
Domain Name	Indefinite	785	-	785
		$24,236	$(9,088)	$15,148

	December 31, 2019
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(545)	$183
Customer and hauler relationships	2 to 8	20,976	(4,463)	16,513
Non-competition agreements	3 to 4	550	(211)	339
Technology	3	1,197	(599)	598
		23,451	(5,818)	17,633
Domain Name	Indefinite	567	-	567
		$24,018	$(5,818)	$18,200

Schedule of Finite- Lived Intangible Assets, Future Amortization Expense

Fiscal Years Ending December 31,
2021	$675
2022	2,623
2023	2,559
2024	2,559
2025	2,559
Thereafter	1,157
$12,132

Fiscal Years Ending December 31,
2021	$2,906
2022	2,623
2023	2,559
2024	2,559
2025	2,559
Thereafter	1,157
$14,363

Schedule Of Not Deductible For Tax Purposes

Balance at December 31, 2019	$32,132
Balance at December 31, 2020	$32,132

Rubicon Technologies, LLC and Subsidiaries [Member]
Schedule of Intangible Assets and Goodwill

	September 30, 2021
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(728)	$-
Customer and hauler relationships	2 to 8	20,976	(8,942)	12,034
Non-competition agreements	3 to 4	550	(452)	98
Technology	3	1,197	(1,197)	-
		23,451	(11,319)	12,132
Domain Name	Indefinite	835	-	835
		$24,286	$(11,319)	$12,967

	December 31, 2020
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(719)	$9
Customer and hauler relationships	2 to 8	20,976	(7,023)	13,953
Non-competition agreements	3 to 4	550	(349)	201
Technology	3	1,197	(997)	200
		23,451	(9,088)	14,363
Domain Name	Indefinite	785	-	785
		$24,236	$(9,088)	$15,148